DIRECT HOSPITALITY EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 522	$ 638	$ 648
Total direct hospitality expense	1,195	1,885	2,090
Hospitality
Disclosure of detailed information about investment property
Employee compensation and benefits	245	510	576
Cost of food, beverage, and retail goods sold	311	341	344
Depreciation and amortization	239	364	390
Maintenance and utilities	101	145	161
Marketing and advertising	46	79	89
Other	$ 253	$ 446	$ 530